REALTYCRUNCH ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
RealtyCrunch Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair values of the acquired assets and assumed liabilities [Table Text Block]
Balance at, December 31, 2021
Identifiable assets acquired and goodwill
Proprietary Technology	563
Goodwill	602
Total Purchase Price	1,165
Cash Paid	1,100
Warrants Issued	65